FINANCING CHARGES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Banking and Thrift, Interest [Abstract]
Interest on long-term debt	$ 736	$ 674
Interest on regulatory accounts	24	25
Interest on short-term notes	23	21
Realized loss (gain) on cash flow hedges (interest-rate swap agreements) (Note 16)	4	(4)
Other	19	18
Less: Interest capitalized on construction and development in progress	(110)	(89)
Interest earned on cash and cash equivalents	(17)	(24)
Net financing charges	$ 679	$ 621